Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Receivables from contracts with customers [abstract]
Schedule of Revenue from Contracts with Customers Allocated to Geographical Areas and Revenue Streams

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025

Switzerland	$973	$457	$1,737	$852
France	2,725	2,716	5,741	5,330
Italy	3,044	2,784	6,332	5,314
United Kingdom	1,935	1,341	4,147	2,771
Spain	1,734	1,631	3,408	3,048
Rest of EMEA	5,431	4,436	10,636	8,517
EMEA	$15,842	$13,365	$32,001	$25,832

United States	$4,341	$2,660	$7,213	$5,140
Rest of NORAM	780	626	1,429	1,201
NORAM	$5,121	$3,286	$8,642	$6,341

LATAM	$744	$449	$1,352	$1,415

APAC	$1,603	$1,223	$3,003	$2,514
Total revenue	$23,310	$18,323	$44,998	$36,102
Revenue streams
The Company’s revenue from contracts with customers has been allocated to the revenue streams indicated in the table below (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
SOPHiA DDM Platform	$22,505	$17,880	$43,553	$35,225
Workflow equipment and services	805	443	1,445	877
Total revenue	$23,310	$18,323	$44,998	$36,102